Total
American Funds Global Insight Fund SM
American Funds Global Insight FundSM
American Funds Global Insight FundSM Prospectus Supplement May 21, 2021 (for prospectus dated January 1, 2021, as supplemented to date)

1. The “Annual fund operating expenses” table in the “Fees and expenses of the fund” section is amended to read as follows:
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - American Funds Global Insight Fund SM		Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2		Class 529-F-3		Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
Management fees		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%		0.52%		0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Distribution and/or service (12b-1) fees		0.30%	1.00%	0.25%	0.25%	none	none	0.30%	1.00%	0.50%	0.25%	0.25%	none		none		1.00%	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	[1]	0.16%	0.15%	0.18%	0.18%	0.15%	0.07%	0.21%	0.20%	0.18%	0.23%	0.22%	0.21%	[2]	0.13%	[2]	0.30%	0.37%	0.34%	0.19%	0.24%	0.32%	0.15%	0.07%
Total annual fund operating expenses		0.98%	1.67%	0.95%	0.95%	0.67%	0.59%	1.03%	1.72%	1.20%	1.00%	0.99%	0.73%		0.65%		1.82%	1.64%	1.46%	1.21%	1.01%	0.84%	0.67%	0.59%
Expense reimbursement	[3]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%		0.10%		0.22%	0.10%	0.16%	0.10%	0.17%	0.20%	0.16%	0.10%
Total annual fund operating expenses after expense reimbursement		0.88%	1.57%	0.85%	0.85%	0.57%	0.49%	0.93%	1.62%	1.10%	0.90%	0.89%	0.63%		0.55%		1.60%	1.54%	1.30%	1.11%	0.84%	0.64%	0.51%	0.49%
[1]	Restated to reflect current fees.
[2]	Based on estimated amounts for the current fiscal year.
[3]	The investment adviser is currently reimbursing a portion of the other expenses and waiving a portion of its management fees. The reimbursement and waiver will be in effect through at least May 21, 2022. The adviser may elect at its discretion to extend, modify or terminate the reimbursement or waiver at that time. The fund’s board of trustees will consider the management fee reduction in connection with the next assessment of the Investment Advisory and Service Agreement with the fund’s investment adviser.

2. The table under the heading “Example” in the “Fees and expenses of the fund” section is amended to read as follows:
Expense Example - American Funds Global Insight Fund SM - USD ($)	Class A	Class C	Class T	Class F-1	Class F-2	Class F-3	Class 529-A	Class 529-C	Class 529-E	Class 529-T	Class 529-F-1	Class 529-F-2	Class 529-F-3	Class R-1	Class R-2	Class R-2E	Class R-3	Class R-4	Class R-5E	Class R-5	Class R-6
1 year	$ 660	$ 260	$ 335	$ 87	$ 58	$ 50	$ 442	$ 265	$ 112	$ 340	$ 91	$ 64	$ 56	$ 163	$ 157	$ 132	$ 113	$ 86	$ 65	$ 52	$ 50
3 years	860	517	535	293	204	179	657	532	371	551	305	223	198	551	508	446	374	305	248	198	179
5 years	1,076	898	753	516	363	319	889	924	650	779	537	396	352	965	882	782	655	541	446	357	319
10 years	$ 1,699	$ 1,784	$ 1,378	$ 1,157	$ 825	$ 728	$ 1,557	$ 1,593	$ 1,446	$ 1,435	$ 1,204	$ 897	$ 801	$ 2,119	$ 1,935	$ 1,733	$ 1,457	$ 1,221	$ 1,019	$ 819	$ 728

For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Expense Example No Redemption - American Funds Global Insight Fund SM - USD ($)	Class C	Class 529-C
1 year	$ 160	$ 165
3 years	517	532
5 years	898	924
10 years	$ 1,784	$ 1,593

Keep this supplement with your prospectus.